RELATED PARTIES (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 09, 2026 USD ($)	Jun. 09, 2026 SGD ($)	Dec. 31, 2025 USD ($)
Related party transactions [abstract]
Net amount due from shareholder	$ 327,954
Loan agreement amount	$ 6,645,747	$ 2,767,916	$ 3,582,514	$ 7,532,289
Interest rate		7.00%	7.00%